Deferred and current taxes - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Income Taxes [Abstract]
Income tax receivables	$ 14,122		$ 14,122		$ 16,377
Income tax liabilities	36,841		36,841		$ 15,539
Income taxes	$ 12,169	$ 8,436	$ 45,891	$ 27,422
Effective tax rate in %			31.20%	35.20%
Applicable tax rate			32.00%	32.00%
Tax rate effect of change in recognition of losses and deductible temporary differences			3.44%	2.60%
Tax rate effect of revenues exempt from taxation			0.40%	1.40%
Tax rate effect of foreign tax rates			3.59%
Tax rate effect of tax exempt dividends from subsidiary				1.80%
Tax rate effect from change in tax rate				6.10%